CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	11 Months Ended	12 Months Ended
	Mar. 31, 2012	Apr. 30, 2011
INTEREST INCOME:
Loans receivable	$ 6,375	$ 7,193
Securities held-to-maturity	1,261	1,505
Securities available-for-sale	1,337	1,697
Interest-bearing deposits in banks	27	20
Total interest income	9,000	10,415
INTEREST EXPENSE:
Deposits	1,207	1,711
Borrowed funds	100	207
Total interest expense	1,307	1,918
NET INTEREST INCOME	7,693	8,497
Provision for loan losses	228	201
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	7,465	8,296
NONINTEREST INCOME:
Loan origination and other loan fees	84	145
Customer service fees	583	666
Interchange income	210	204
Gain on sales of investment securities, net	294	294
Gain on sales of mortgage loans	376	472
Other	140	140
Total noninterest income	1,687	1,921
NONINTEREST EXPENSE:
Compensation and fringe benefits	3,965	4,232
Occupancy and equipment	969	1,133
FDIC assessment	148	316
Losses and expenses of foreclosed real estate	172	259
Other (Note J)	2,063	2,202
Total noninterest expense	7,317	8,142
INCOME BEFORE INCOME TAXES	1,835	2,075
PROVISION FOR INCOME TAXES (Note I)	618	737
NET INCOME	$ 1,217	$ 1,338
Basic earnings per share	$ 0.59	$ 0.64
Diluted earnings per share	$ 0.59	$ 0.64
Weighted average basic shares outstanding	2,069	2,082
Dilutive effect of outstanding stock options	3	0
Weighted average diluted shares outstanding	2,072	2,082